Business Combination (Acquisition of Beijing Feiliu and Beijing Red) (Narrative) (Details) (USD $)	12 Months Ended											0 Months Ended	12 Months Ended					0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Customer relationship [Member]	Dec. 31, 2012 User base [Member]	Dec. 31, 2012 Technology of various mobile platforms for mobile games downloading and knowledge sharing [Member]	Dec. 31, 2012 Self developed game acquired from Beijing Red [Member]	Dec. 31, 2012 Beijing Feiliu [Member]	Nov. 30, 2012 Beijing Feiliu [Member]	Dec. 31, 2011 Beijing Feiliu [Member]	Dec. 31, 2010 Beijing Feiliu [Member]	Nov. 30, 2012 Beijing Technology [Member] Beijing Feiliu and Beijing Red [Member]	Dec. 31, 2012 Beijing Technology [Member] Beijing Feiliu and Beijing Red [Member]	Nov. 30, 2012 Beijing Technology [Member] Beijing Feiliu and Beijing Red [Member] Customer relationship [Member]	Nov. 30, 2012 Beijing Technology [Member] Beijing Feiliu and Beijing Red [Member] User base [Member]	Nov. 30, 2012 Beijing Technology [Member] Beijing Feiliu and Beijing Red [Member] Technology of various mobile platforms for mobile games downloading and knowledge sharing [Member]	Nov. 30, 2012 Beijing Technology [Member] Beijing Feiliu and Beijing Red [Member] Self developed game acquired from Beijing Red [Member]	Nov. 30, 2012 Beijing Technology [Member] Beijing Feiliu and Beijing Red [Member] Common Shares [Member]	Jul. 31, 2012 Beijing Technology [Member] Beijing Feiliu [Member]	Sep. 01, 2010 Beijing Technology [Member] Beijing Feiliu [Member]
Business Acquisition [Line Items]
Aggregate cost for investment in Beijing Feiliu																				$ 2,462,000
Percentage of equity interest in equity method investee																			26.40%	33.00%
Fair value of equity investment in Beijing Feiliu								0	5,568,000	1,182,000	1,012,000									1,007,000
Prepaid customer acquisition cost																				1,455,000
Intangible assets purchase, percentage of equity interest transferred																			20.00%
Disposal gain	943,000	0	0					943,000
Purchase consideration, number of shares																		12,346,647
Purchase consideration, fair value of shares												16,421,000						16,421,000
Remeasurement gain recognized	2,882,000	0	0										2,882,000
Identified intangible assets, amount														$ 80,000	$ 2,433,000	$ 2,273,000	$ 191,000
Identified intangible assets, estimated useful life				6 years 6 months	1 year 6 months	4 years 3 months 18 days	7 months 6 days					2 years 7 months 6 days